Income Taxes Deferred Tax Assets and Liabilities, Netted by Taxing Location (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Current deferred tax assets, net (recorded in deferred tax asset and accrued liabilities)	$ 0.0	$ 26.6
Non-current deferred tax assets, net (recorded in other assets and other liabilities)	30.3	16.4
Net deferred tax assets	$ 30.3	$ 43.0